SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance	3,000,000
Stock based compensation	$ 155	$ 201	$ 120
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Private placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares isuued to private placement, shares			980,000
Ordinary shares isuued to private placement, amount			$ 603
Ordinary shares isuued to private placement, per share			0.615
Shareholder Bonus Rights Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of common stock issuable	15.00%
Percentage of discount on common stock at market price	50.00%
Maximum term	10 years
Redemption price of rights	$ 0.003